Income Taxes Expense (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes Expenses
Schedule of (loss) income before income taxes

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
PRC	(21,862,391)	15,109,493	6,671,262
HK	(9,697,599)	8,228,582	3,227,007
US	(9,297,488)	(24,846,729)	(3,480,824)
Cayman	(6,502,164)	(12,251,655)	(5,831,156)
Total	(47,359,642)	(13,760,309)	586,289

Schedule of group's deferred tax assets

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Deferred tax assets:
Net operating loss carry-forward	22,456,244	30,042,281	24,035,082
Accrued expenses	1,082,761	331,770	745,627
Advertising fees	23,293,389	18,287,319	14,554,843
Deferred subsidies and revenue	507,414	—	3,139
Provision for doubtful accounts	204,936	197,592	351,434
Depreciation difference of property, plant and equipment	530,685	965,052	494,779
Impairment loss	82,505	161,993	145,900
Total deferred tax assets	48,157,934	49,986,007	40,330,804
Valuation allowance on deferred tax assets	(48,157,934)	(49,986,007)	(40,330,804)
Net deferred tax assets	—	—	—

Schedule of changes in valuation allowance

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Balance at the beginning of the year	33,663,357	48,157,934	49,986,007
Movement	14,496,600	1,834,481	(6,287,720)
Tax loss carry forwards expired	(2,023)	(6,408)	(3,367,483)
Balance at the end of the year	48,157,934	49,986,007	40,330,804

Schedule of reconciliations of differences between PRC statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2020	2021	2022
Statutory income tax rate	25%	25%	25%
Valuation allowance	(25)%	(5)%	(370)%
Additional tax deduction	4%	11%	(236)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(4)%	(9)%	111%
Non-Deductible expense	—	(22)%	471%
Effective tax rate	—	—	—